Summary of Financial Instruments, Measured at Fair Value by Level within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	$ 47,624	$ 28,052	$ 23,343
Cash
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	27,414	12,175	16,438
Time Deposits Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	4,008	9,405	6,905
Short-Term Investments
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	6,393	6,472
Bank Investment Products Readily Convertible Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	9,759
Time Deposits With the Maturity Term Greater Than 3 Months but Less Than 1 Year
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	50
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	31,472	21,580	23,343
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	27,414	12,175	16,438
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Time Deposits Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	4,008	9,405	6,905
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Short-Term Investments
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bank Investment Products Readily Convertible Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Time Deposits With the Maturity Term Greater Than 3 Months but Less Than 1 Year
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	50
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	16,152	6,472	0
Significant Other Observable Inputs (Level 2) [Member] | Cash
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | Time Deposits Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | Short-Term Investments
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	6,393	6,472
Significant Other Observable Inputs (Level 2) [Member] | Bank Investment Products Readily Convertible Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	9,759
Significant Other Observable Inputs (Level 2) [Member] | Time Deposits With the Maturity Term Greater Than 3 Months but Less Than 1 Year
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Cash
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Time Deposits Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Short-Term Investments
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Bank Investment Products Readily Convertible Within the Maturity Term Below 3 Months
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Time Deposits With the Maturity Term Greater Than 3 Months but Less Than 1 Year
Fair Value Measurement [Line Items]
Financial instruments, measured at fair value	$ 0